Debt Convertible Debt (Details) (USD $)	12 Months Ended								3 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Convertible obligations [Member]	Dec. 31, 2009 Convertible obligations [Member]	Dec. 31, 2008 Convertible obligations [Member]	Dec. 31, 2009 2.5% Senior Convertible Notes due 2023 [Member]	Nov. 09, 2006 2.5% Senior Convertible Notes due 2023 [Member]	Dec. 31, 2009 2.5% Senior Convertible Notes due 2023 [Member]	Dec. 31, 2010 2.5% Senior Convertible Notes due 2023 [Member]	Nov. 09, 2006 Floating Rate Convertible Senior Debentures due 2033 [Member]	Dec. 31, 2009 Floating Rate Convertible Senior Debentures due 2033 [Member]	Dec. 31, 2010 Floating Rate Convertible Senior Debentures due 2033 [Member]	Dec. 31, 2010 3.25% Senior Subordinated Convertible Notes Due 2024 [Member]	Dec. 31, 2009 3.25% Senior Subordinated Convertible Notes Due 2024 [Member]	Nov. 09, 2006 3.25% Senior Subordinated Convertible Notes Due 2024 [Member]
Debt Issuance [Line Items]
Face Amount Issued								$ 300,000,000			$ 344,400,000					$ 330,000,000
Debt Instrument, Interest Rate, Stated Percentage								2.50%								3.25%
Debt Instrument, Description of Variable Rate Basis											annual rate of 90-day LIBOR minus 1.25%
Conversion Price per Share								23.73			29.55			40.20		40.20
Debt Instrument Convertible, Trigger Price								28.48			38.41			48.24		48.24
Convertible Subordinated Debt, Current														100,000,000
Principal Amount of Convertible Debt				329,300,000	668,800,000
Unamortized Discount	3,800,000			1,400,000	10,900,000		400,000					1,500,000		1,400,000	9,000,000
Net Carrying Amount				327,900,000	657,900,000
Incremental Convertible Debt Obligation (Temporary Equity)	0	1,900,000		0	1,900,000
Debt Instrument Convertible Carrying Amount Of The Equity Component				18,100,000	30,700,000
Remaining Weighted Average Discount Amortization Period (Months)				3
Contractual Coupon Interest				10,900,000	18,400,000	25,000,000
Amortization of Discount on Convertible Debt	9,100,000	22,500,000	21,600,000	9,100,000	22,500,000	21,600,000
Interest Expense				20,000,000	40,900,000	46,600,000
Effective Interest Rate				4.70%	4.30%	5.10%
Extinguishment Of Debt [Line Items]
Extinguishment Of Debt Amount									282,300,000	13,000,000			326,000,000
Redemption Price per $1000 of Par Value									2,072.4743
Extinguishment of Debt, Total Cash Outlay									586,600,000	28,000,000			573,000,000
Gains (Losses) On Extinguishment Of Debt	$ (17,000,000)	$ (15,000,000)							$ (10,000,000)